Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subordinated liabilities [abstract]
Schedule of subordinated liabilities detail, by currency of issue
The detail, by currency of issue, of Subordinated liabilities in the consolidated balance sheets is as follows:

				2019
	Million euros			Outstanding issue amount in foreign currency (Million euros)	Annual interest rate (%)
Currency of issue	2019	2018	2017
Euro	12,542	14,001	11,240	12,542	4.15%
US dollar	6,506	7,813	8,008	7,309	5.80%
Pound sterling	655	628	874	557	8.91%
Brazilian real	—	—	131
Other currencies	1,359	1,378	1,257
Balance at end of year	21,062	23,820	21,510
Of which, preference shares	321	345	404
Of which, preference participations	7,709	9,717	8,369

Schedule of changes in subordinated liabilities
The changes in Subordinated liabilities (Note 22.a) in the last three years were as follows:

Million euros
	2019	2018	2017
Balance at beginning of year	23,676	21,382	19,873
Net inclusion of entities in the Group (Note 3)	—	—	11
Of which:
Banco Santander, S.A. (Grupo Banco Popular)	—	—	11
Placements	1,056	3,266	2,916
Of which:
Banco Santander, S.A.*	1,056	2,750	2,894
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	—	281	—
Santander Bank Polska S.A.	—	235	—
Net redemptions and repurchases**	(4,009)	(1,259)	(870)
Of which:
Banco Santander, S.A.*	(3,782)	(401)	(453)
Banco Santander (Brasil) S.A.	(124)	(61)	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(69)	(125)	—
Santander Bank, National Association	(19)	(163)	(285)
Santander UK plc	(16)	(313)	(60)
Santander Holdings USA, Inc.	—	(195)	(72)
Exchange differences and other movements	155	287	(548)
Balance at end of year	20,878	23,676	21,382

*	As of 31 December 2017, issuer entities were included.

**
The balance relating to issuances, redemptions and repurchases (EUR 2,953 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 1,091 million), is included in the cash flow from financing activities.